Cost of Services	6 Months Ended
Jun. 30, 2023
Cost of Services [Abstract]
COST OF SERVICES
21	COST OF SERVICES

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Consultant fee	610,797	5,676,167	1,216,000
IT expenses	1,495,966	180,669	38,705
Training costs	-	192,398	41,217
Others	110,166	-	-
Total	2,216,929	6,049,234	1,295,922

The “consultant fee” refers to the Group’s costs incurred from assisting its clients, in engaging all the relevant professionals required during the listing process, including but not limited to legal counsel, auditors, finance consultants, the US capital markets consultant, which such consultant fee payment shall be included and be treated as part of our consultation services for its clients during the IPO’s process.